Schedule of Short-term Debt (Details) (USD $)	24 Months Ended
Dec. 31, 2014 Y
Short-term Borrowings Schedule Of Short-term Debt 1	115.00%
Short-term Borrowings Schedule Of Short-term Debt 2	5
Short-term Borrowings Schedule Of Short-term Debt 3	7.07%
Short-term Borrowings Schedule Of Short-term Debt 4	7.53%
Short-term Borrowings Schedule Of Short-term Debt 5	$ 3,730,328
Short-term Borrowings Schedule Of Short-term Debt 6	3,921,491
Short-term Borrowings Schedule Of Short-term Debt 7	5.00%
Short-term Borrowings Schedule Of Short-term Debt 8	5.24%
Short-term Borrowings Schedule Of Short-term Debt 9	5.25%
Short-term Borrowings Schedule Of Short-term Debt 10	0
Short-term Borrowings Schedule Of Short-term Debt 11	748,090
Short-term Borrowings Schedule Of Short-term Debt 12	5.70%
Short-term Borrowings Schedule Of Short-term Debt 13	5.94%
Short-term Borrowings Schedule Of Short-term Debt 14	5.746%
Short-term Borrowings Schedule Of Short-term Debt 15	626,046
Short-term Borrowings Schedule Of Short-term Debt 16	698,217
Short-term Borrowings Schedule Of Short-term Debt 17	2,000,000
Short-term Borrowings Schedule Of Short-term Debt 18	6.00%
Short-term Borrowings Schedule Of Short-term Debt 19	6.24%
Short-term Borrowings Schedule Of Short-term Debt 20	6.25%
Short-term Borrowings Schedule Of Short-term Debt 21	894,353
Short-term Borrowings Schedule Of Short-term Debt 22	997,453
Short-term Borrowings Schedule Of Short-term Debt 23	1,400,000
Short-term Borrowings Schedule Of Short-term Debt 24	5.50%
Short-term Borrowings Schedule Of Short-term Debt 25	5.74%
Short-term Borrowings Schedule Of Short-term Debt 26	5.50%
Short-term Borrowings Schedule Of Short-term Debt 27	1,391,217
Short-term Borrowings Schedule Of Short-term Debt 28	1,396,434
Short-term Borrowings Schedule Of Short-term Debt 29	0
Short-term Borrowings Schedule Of Short-term Debt 30	75,100
Short-term Borrowings Schedule Of Short-term Debt 31	6,641,944
Short-term Borrowings Schedule Of Short-term Debt 32	$ 7,836,785